Trade receivables (Details) - GBP (£)	Jun. 30, 2020	Jun. 30, 2019
Trade receivables
Trade receivables	£ 159,679,000	£ 33,740,000
Less: non-current portion
Trade receivables	43,694,000	9,889,000
Current trade receivables	115,985,000	23,851,000
Transfer fees receivable	57,726,000	18,270,000
Deferred revenue contractually payable to Group	91,968,000	12,725,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	43,694,000	9,889,000
Cost / gross value
Trade receivables
Trade receivables	172,829,000	46,694,000
Accumulated impairment
Trade receivables
Trade receivables	(13,150,000)	(12,954,000)
Not measured at fair value in statement of financial position but for which fair value is disclosed
Trade receivables
Trade receivables	£ 161,797,000	£ 34,259,000